Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000237976 [Member]
Shareholder Report [Line Items]
Fund Name	Altrius Global Dividend ETF
Class Name	Altrius Global Dividend ETF
Trading Symbol	DIVD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the Altrius Global Dividend ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://altriusfunds.com/. You can also request this information by contacting us at (215) 330-4476.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://altriusfunds.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$27	0.49%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%
Net Assets	$ 15,521,802
Holdings Count | holding	64
Advisory Fees Paid, Amount	$ 30,848
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$15,521,802	Portfolio Turnover Rate*	18%
# of Portfolio Holdings	64	Advisory Fees Paid	$30,848
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	18.0%
Health Care	17.8%
Consumer Staples	17.0%
Financials	15.8%
Energy	9.3%
Information Technology	6.6%
Materials	5.7%
Consumer Discretionary	4.4%
Communication Services	3.5%
Real Estate	1.2%
Cash and Cash Equivalents	0.7%

TOP 10 HOLDINGS (as a % of Net Assets)
Eaton Corp. PLC	2.2%
Reckitt Benckiser Group PLC - ADR	2.2%
British American Tobacco PLC - ADR	2.2%
TotalEnergies SE	2.2%
AXA SA - ADR	2.2%
Vinci SA - ADR	2.2%
BP PLC - ADR	2.2%
Toyota Motor Corp. - ADR	2.2%
GSK PLC - ADR	2.2%
Nestle SA - ADR	2.2%